Provisions - Provision for off-balance-sheet risk (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Provisions	$ 6,800		$ 6,730	$ 7,202	$ 6,580
Provisions for off-balance sheet risk
Provisions
Provisions	852	$ 1,000	1,032	$ 874	$ 952
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk
Provisions
Provisions	718		838
Guarantees and loan commitments of commercial and public sector loans | Provisions for off-balance sheet risk
Provisions
Provisions	$ 134		$ 194